SHAREHOLDERS EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2018 | shares	2,883,410
Options outstanding, Weighted average remaining contractual life (years)	3 years 8 months 12 days
Options outstanding, Weighted average exercise price	$ 6.0
Options exercisable as of December 31, 2018 | shares	1,209,910
Options exercisable, Weighted average exercise price of exercisable options	$ 5.2
$3.77-5.63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.77
Exercise Price, upper limit	$ 5.63
Options outstanding as of December 31, 2018 | shares	1,773,410
Options outstanding, Weighted average remaining contractual life (years)	3 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 5.0
Options exercisable as of December 31, 2018 | shares	1,060,660
Options exercisable, Weighted average exercise price of exercisable options	$ 5.0
$5.86-8.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	5.86
Exercise Price, upper limit	$ 8.14
Options outstanding as of December 31, 2018 | shares	925,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 4 months 24 days
Options outstanding, Weighted average exercise price	$ 7.3
Options exercisable as of December 31, 2018 | shares	149,250
Options exercisable, Weighted average exercise price of exercisable options	$ 6.7
$9.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, upper limit	$ 9.34
Options outstanding as of December 31, 2018 | shares	185,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 9.3
Options exercisable as of December 31, 2018 | shares